Deferred income tax	12 Months Ended
Dec. 31, 2019
Disclosure of deferred income tax [Abstract]
Disclosure of deferred taxes [text block]

Note 18     Deferred income tax

The gross movement on the deferred income tax account is as follows:

Amounts in US$ ‘000	2019	2018
Deferred tax at January 1	16,992	25,350
Currency translation differences	(517)	(3,574)
Income statement credit (charge)	(391)	(4,784)
Deferred tax at December 31	16,084	16,992

The breakdown and movement of deferred tax assets and liabilities as of  December 31, 2019 and 2018 are as follows:

	At the	(Charged)	Currency
	beginning	Credited to	translation		At the end
Amounts in US$ ‘000	of year	net profit	differences	Reclassification	of year
Deferred tax assets
Difference in depreciation rates and other	(3,077)	(10,947)	(14)	21,918	7,880
Taxable losses	34,870	3,462	(503)	(18,775)	19,054
Total 2019	31,793	(7,485)	(517)	3,143	26,934
Total 2018	27,636	(11,514)	(3,574)	19,245	31,793

	At the beginning	Credited (Charged)		At the end
Amounts in US$ ‘000	of year	to net profit	Reclassification	of year
Deferred tax liabilities
Difference in depreciation rates and other	(14,801)	7,094	(21,918)	(29,625)
Taxable losses	—	—	18,775	18,775
Total 2019	(14,801)	7,094	(3,143)	(10,850)
Total 2018	(2,286)	6,730	(19,245)	(14,801)